Related Party Balances and Transactions (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related party transactions [abstract]
Short-term benefits provided to executives	$ 1,985	$ 1,469
Directors fees paid to non-executive directors	313	154
Share-based payments	1,998	2,244
Key management personnel compensation	$ 4,296	$ 3,867